Share Based Compensation Plans	12 Months Ended
Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share Based Compensation Plans

NOTE 9. SHARE BASED COMPENSATION PLANS

In May 2017 shareholders approved a new omnibus equity incentive plan (Omnibus Plan) that will allow the Corporation to settle short-term incentive awards (annual bonus) and long-term incentive awards (options, performance share unit and restricted share units) issued on or after February 8, 2017 in voting shares of Precision (either issued from treasury or purchased in the open market), cash, or a combination of both. Precision intends to settle all short-term incentive, restricted share unit and non-executive performance share unit awards issued under the Omnibus Plan in cash and to settle performance share awards issued to senior executives and all options in voting shares. No further grants will be made under the legacy stock option plan, performance share unit plan or restricted share unit plan. Vesting conditions for incentive awards issued under the Omnibus Plan are unchanged from what existed under the legacy plans.

Liability Classified Plans

	Restricted Share Units	Performance Share Units	Share Appreciation Rights	Non- Management Directors’ DSUs	Total
Balance, December 31, 2015	$10,459	$19,624	$6	$2,383	$32,472
Expensed (recovered) during the period	10,888	18,920	(3)	2,219	32,024
Payments	(5,755)	(9,499)	—	—	(15,254)
Balance, December 31, 2016	15,592	29,045	3	4,602	49,242
Expensed (recovered) during the period	2,115	(4,188)	(3)	(1,090)	(3,166)
Payments	(10,757)	(13,450)	—	—	(24,207)
Balance, December 31, 2017	$6,950	$11,407	$—	$3,512	$21,869
Current	$4,719	$3,614	$—	$—	$8,333
Long-term	2,231	7,793	—	3,512	13,536
	$6,950	$11,407	$—	$3,512	$21,869

(a) Restricted Share Units and Performance Share Units

Precision has two cash-settled share based incentive plans for officers and other eligible employees. Under the Restricted Share Unit (RSU) incentive plan, shares granted to eligible employees vest annually over a three-year term. Vested shares are automatically paid out in cash at a value determined by the fair market value of the shares at the vesting date. Under the Performance Share Unit (PSU) incentive plan, shares granted to eligible employees vest at the end of a three-year term. Vested shares are automatically paid out in cash in the first quarter following the vested term at a value determined by the fair market value of the shares at the vesting date and based on the number of performance shares held multiplied by a performance factor that ranges from zero to two times. The performance factor is based on Precision’s share price performance compared to a peer group over the three-year period.

A summary of the RSUs and PSUs outstanding under these share based incentive plans is presented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2015	2,896,818	4,898,455
Granted	1,911,200	3,443,600
Redeemed	(1,311,580)	(1,136,720)
Forfeitures	(367,399)	(711,537)
December 31, 2016	3,129,039	6,493,798
Granted	1,343,669	828,400
Redeemed	(1,404,271)	(1,325,692)
Forfeitures	(271,579)	(270,247)
December 31, 2017	2,796,858	5,726,259

(b) Share Appreciation Rights

The Corporation has a U.S. dollar denominated Share Appreciation Rights (SAR) plan under which eligible participants were granted SARs that entitle the rights holder to receive cash payments calculated as the excess of the market price over the exercise price per share on the exercise date. The SARs vest over a period of five years and expire 10 years from the date of grant. At December 31, 2017 and 2016 the intrinsic value of these awards was $nil.

Share Appreciation Rights	Outstanding	Range of Exercise Price (US$)	Weighted Average Exercise Price (US$)	Exercisable
December 31, 2015	343,132	$ 15.22 – 17.38	$15.93	343,132
Forfeited	(89,756)	15.22 – 13.26	17.22
December 31, 2016	253,376	15.22 – 15.79	15.47	253,376
Forfeited	(117,207)	15.22 – 17.38	15.75
December 31, 2017	136,169	$ 15.22 – 15.22	$15.22	136,169

	Total SARs Outstanding and Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)
$ 15.22 – 15.79	136,169	$15.22	0.16

(c) Non-Management Directors

Effective January 1, 2012, Precision instituted a new deferred share unit (DSU) plan for non-management directors whereby fully vested DSUs are granted quarterly based on an election by the non-management director to receive all or a portion of his or her compensation in DSUs. These DSUs are redeemable in cash or for an equal number of common shares upon the director’s retirement. The redemption of DSUs in cash or common shares is solely at Precision’s discretion. Non-management directors can receive a lump sum payment or two separate payments any time up until December 15 of the year following retirement. If the non-management director does not specify a redemption date, the DSUs will be redeemed on a single date six months after retirement. The cash settlement amount is based on the weighted average trading price for Precision’s shares on the Toronto Stock Exchange for the five days immediately prior to payout. A summary of the DSUs outstanding under this share based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2015	428,028
Granted	193,793
Balance December 31, 2016	621,821
Granted	331,456
Balance December 31, 2017	953,277

Equity Settled Plans

(d) Non-Management Directors

Prior to January 1, 2012, Precision had a deferred share unit plan for non-management directors. Under the plan, fully vested deferred share units were granted quarterly based on an election by the non-management director to receive all or a portion of his or her compensation in deferred share units. These deferred share units are redeemable into an equal number of common shares any time after the director’s retirement. A summary of this share based incentive plan is presented below:

Deferred Share Units	Outstanding
December 31, 2016 and 2017	195,743

(e) Option Plan

The Corporation has a share option plan under which a combined total 16,569,134 options to purchase common shares are reserved to be granted to employees. Of the amount reserved, 13,752,016 options have been granted. Under this plan, the exercise price of each option equals the fair market value of the option at the date of grant determined by the weighted average trading price for the five days preceding the grant. The options are denominated in either Canadian or U.S. dollars, and vest over a period of three years from the date of grant, as employees render continuous service to the Corporation, and have a term of seven years.

A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Prices	Weighted Average Exercise Price	Options Exercisable
December 31, 2015	6,168,596	$ 5.22 – 14.50	$8.93	3,870,673
Granted	615,200	4.46 – 4.46	4.46
Exercised	(295,768)	5.22 – 5.85	5.85
Forfeitures	(299,356)	5.85 – 11.16	7.57
December 31, 2016	6,188,672	4.46 – 14.50	8.70	4,369,155
Granted	377,100	7.30 – 7.30	7.30
Forfeitures	(1,665,412)	7.32 – 14.50	8.98
December 31, 2017	4,900,360	$ 4.46 – 14.50	$8.50	3,734,019

U.S. Share Options	Options Outstanding	Range of Exercise Prices (US$)	Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2015	4,582,237	$ 4.95 – 15.21	$8.30	2,468,185
Granted	2,130,700	3.21 – 5.02	3.30
Exercised	(31,000)	4.95 – 4.95	4.95
Forfeitures	(1,344,867)	3.21 – 10.74	6.86
December 31, 2016	5,337,070	3.21 – 15.21	6.69	2,626,326
Granted	1,165,900	3.99 – 5.57	5.56
Forfeitures	(944,349)	5.79 – 10.96	8.42
December 31, 2017	5,558,621	$ 3.21 – 15.21	$6.16	2,891,808

The weighted average share price at the date of exercise for share options exercised in 2016 was $6.37 for the Canadian share options and US$5.14 for the U.S. share options.

Canadian Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices:	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 4.46 – 7.99	2,153,234	$6.50	4.74	986,893	$6.73
8.00 – 9.99	830,017	9.02	2.11	830,017	9.02
10.00 – 14.50	1,917,109	10.51	1.45	1,917,109	10.51
$ 4.46 – 14.50	4,900,360	$8.50	3.01	3,734,019	$9.18

U.S. Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price (US$)
$ 3.21 – 4.99	1,731,100	$3.23	5.16	572,460	$3.23
5.00 – 7.99	2,127,900	5.64	5.26	619,727	5.76
8.00 – 15.21	1,699,621	9.79	1.82	1,699,621	9.79
$ 3.21 – 15.21	5,558,621	$6.16	4.18	2,891,808	$7.63

The per option weighted average fair value of the share options granted during 2017 was $1.59 (2016 – $1.79) estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: average risk-free interest rate of 1% (2016 – 1%), average expected life of four years (2016 – four years), expected forfeiture rate of 5% (2016 – 5%) and expected volatility of 54% (2016 – 50%). Included in net loss for the year ended December 31, 2017 is an expense of $3.2 million (2016 – $4.2 million).

(f) Executive Performance Share Units

During 2017 Precision granted PSUs to certain senior executives with the intention of settling them in voting shares of the Corporation either issued from treasury or purchased in the open market. These PSUs vest over a three year period and incorporate performance criteria established at the date of grant that can adjust the number of performance share units available for settlement from zero to two times the amount originally granted. A summary of the activity under this share based incentive plan is presented below:

	Outstanding	Weighted Fair Value
December 31, 2016	—	$—
Granted	1,159,000	6.00
December 31, 2017	1,159,000	$6.00

The per unit weighted average fair value of the performance share units granted during 2017 was $6.00 estimated on the grant date using a Monte Carlo simulation with the following assumptions: share price of $5.08, average risk-free interest rate of 1.2%, average expected life of three years, expected volatility of 60%, and an expected dividend yield of nil. Included in net loss for year ended December 31, 2017 is an expense of $1.9 million (2016 - $nil).

Employee Share Purchase Plan

The Corporation has an employee share purchase plan to encourage employees to become Precision shareholders and to attract and retain people. Under the plan, eligible employees can contribute up to 10% of their regular base salary through payroll deduction with Precision matching 20% of the employee’s contribution. These contributions are used to purchase the Corporation’s shares in the open market. No vesting conditions apply. During 2017, the Corporation recorded compensation expense of $0.8 million (2016 – $0.6 million) related to this plan.